Long-term bank loans (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Long-Term Bank Loans

Long-term bank loans as of December 31, 2011 and 2012 consisted of the following:

	December 31, 2011	December 31, 2012
	US$	US$
Loan from ICBC
Due November 2, 2013 at 6.15% per annum (2011: 6.65%)	7,935,374	7,954,817
Due October 18, 2013 at 6.15% per annum (2011:6.40%)	39,676,872	33,092,037
Due November 1, 2013 at 7.38% per annum (2011:7.98%)	28,567,348	15,591,440
Due November 1, 2013 at 7.68% per annum		7,954,817
Due September 21, 2013 at 7.68% per annum		4,772,890
Due August 21, 2013 at 7.68% per annum		7,954,817
	76,179,594	77,320,818

Loan from Agricultural Bank of China (Singapore)
Due July 12, 2014, at 2.40% plus LIBOR*	-	15,000,000
Due September 10, 2014, at 2.00% plus LIBOR*	-	10,000,000
	-	25,000,000

Loan from ICBC (Thai) Public Company Limited
Due November 29, 2014, at 2.10% plus LIBOR**	-	10,000,000
	-	10,000,000

Loan from Agricultural Bank of China
Due February 10, 2013, at 6.32% per annum ***	34,123,110	-
Due February 10, 2013 at 6.65% per annum***	1,269,660	-
Due April 23, 2013, at 5.84% per annum (2011: 6.32%)	13,331,429	13,364,092
Due May 5, 2013, at 6.15% per annum (2011:6.65%)	12,855,306	12,886,803
Due May 19, 2013, at 5.84% per annum (2011: 6.32%)	12,061,769	12,091,321
	73,640,274	38,342,216

Loan from China Guangfa Bank
Due January 19, 2013, at 5.85% per annum***	12,696,599	-
Due January 24, 2013, at 6.65% per annum***	2,539,320	-
Due June 28, 2013, at 7.32% per annum***	7,935,374	-
Due June 30, 2013, at 7.32% per annum***	2,698,027	-
	25,869,320	-

Loan from Bank of China
Due May 26, 2013, at 7.07% per annum (2011:7.65%)	21,425,511	9,354,864
	21,425,511	9,354,864

Loan from Bank of Communications
Due March 1, 2013, at 6.65% per annum***	5,456,363	-
	5,456,363	-

Total	202,571,062	160,017,898

Less: current portion of long term bank loans	(129,089,496)	(125,017,898)

Total long-term bank loans	73,481,566	35,000,000

*Pursuant to the loan contract with Agricultural Bank of China (Singapore), these two long-term loans from Agricultural Bank of China (Singapore), amounting to US$15.0 million and US$10.0 million, respectively, are denominated in US$ and are secured by the deposits of US$17,500,597 and US$10,977,647. Such deposits are classified as restricted cash on the consolidated balance sheet as of December 31, 2012.

**Pursuant to the loan contract with ICBC (Thai) Public Company Limited, this long-term loan amounting to US$10.0 million, is denominated in US$ and is secured by the deposit of US$11,168,562. This deposit is classified as restricted deposit on the consolidated balance sheet as of December 31, 2012.

***These loans were paid in full early during 2012.